GEOGRAPHIC INFORMATION (Schedule of Total Revenues by Geograpical Areas) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 250,027	$ 252,072	$ 234,404
The United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		93,707	85,447	82,990
America - other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		20,708	20,982	19,501
EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[1]	78,361	75,275	75,751
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 57,251	$ 70,368	$ 56,162

[1]	Europe, the Middle East and Africa. For the year ended December 31, 2018, revenues from sales to customers located in Germany amounted to $ 23,863.